Reverse Capitalization - Schedule of Historical Cost (Q3) (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Reverse Recapitalization [Abstract]
Cash and cash equivalents	$ 1,493
Current Liabilities	(13,295)
Long Term Liabilities	(6,791)
Total Net Liabilities	$ (18,593)